Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Income Tax Expense Benefit [Abstract]
Current income tax provision	$ 160,439	$ 275,555	$ 513,379
Deferred income tax provision (benefit)	270,090	(36,670)	(333,045)
Total	$ 430,529	$ 238,885	$ 180,334